As filed with the Securities and Exchange Commission on October 30, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06511

REGIONS MORGAN KEEGAN SELECT FUNDS

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Charles D. Maxwell

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Donald W. Smith, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
Common Stocks - 84.0%
		Basic Materials - 6.3%
		Iron/ Steel - 1.3%
80,000		Carpenter Technology Corporation	3,104,800
70,000		Steel Dynamics, Inc.	1,738,100

		Total	4,842,900

		Mining - 5.0%
60,000	(2)	Agnico-Eagle Mines Limited	3,434,400
240,000		Barrick Gold Corporation	8,335,200
140,000		Newmont Mining Corporation	6,314,000

		Total	18,083,600

		Total Basic Materials	22,926,500

		Communications - 4.8%
		Media - 1.1%
60,000	(1)(2)	DISH Network Corporation	1,692,600
50,000		John Wiley & Sons, Inc.	2,379,000

		Total	4,071,600

		Radio - 0.2%
700,000	(1)(2)	SIRIUS XM Radio Inc.	931,000
		Telecommunications - 3.5%
100,000	(1)(2)	Ciena Corporation	1,738,000
40,000	(1)(2)	CommScope, Inc.	1,958,800
70,000	(1)	Crown Castle International Corp.	2,618,000
120,000		Harris Corporation	6,283,200

		Total	12,598,000

		Total Communications	17,600,600

		Consumer Products - 24.9%
		Agriculture - 1.5%
60,000	(2)	Bunge Limited	5,361,600
		Airlines - 0.1%
50,000	(1)(2)	AirTran Holdings, Inc.	120,000
		Apparel - 0.4%
40,000	(1)	Coach, Inc.	1,159,600
30,000	(1)(2)	The Timberland Company	505,800

		Total	1,665,400

		Auto Parts - 0.4%
40,000		BorgWarner, Inc.	1,654,000
		Beverages - 0.9%
110,000		The Pepsi Bottling Group, Inc.	3,253,800

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
		Biotechnology - 1.9%
40,000	(1)	Celgene Corporation	2,772,000
150,000	(1)(2)	Vertex Pharmaceuticals Incorporated	4,029,000

		Total	6,801,000

		Commercial Services - 1.0%
50,000		Lender Processing Services, Inc.	1,665,000
40,000	(1)(2)	Monster Worldwide, Inc.	781,600
6,000		Strayer Education, Inc.	1,259,040

		Total	3,705,640

		Cosmetics/Personal Care - 0.7%
60,000		Avon Products, Inc.	2,569,800
		Distribution/Wholesale - 1.3%
90,000	(2)	Fastenal Company	4,673,700
		Healthcare Products - 3.1%
60,000	(2)	DENTSPLY International, Inc.	2,351,400
50,000	(1)(2)	Henry Schein, Inc.	2,924,000
140,000	(1)(2)	Hologic, Inc.	2,970,800
3,600	(1)	Intuitive Surgical, Inc.	1,062,972
40,000	(1)	St. Jude Medical, Inc.	1,833,200

		Total	11,142,372

		Healthcare Services - 2.2%
50,000	(1)	Coventry Health Care, Inc.	1,751,000
100,000	(1)(2)	Health Net, Inc.	2,765,000
60,000	(1)	Pediatrix Medical Group, Inc.	3,417,000

		Total	7,933,000

		Home Builders - 0.3%
1,600	(1)(2)	NVR, Inc.	956,368
		Home Furnishings - 0.2%
20,000	(2)	Harman International Industries, Incorporated	680,600
		Household Products - 2.0%
60,000		Church & Dwight Co., Inc.	3,750,000
140,000	(1)(2)	Jarden Corporation	3,593,800

		Total	7,343,800

		Pharmaceuticals - 3.1%
30,000		Allergan, Inc.	1,676,100
30,000	(1)(2)	Cephalon, Inc.	2,298,600
80,000	(1)	Express Scripts, Inc.	5,872,800
50,000	(1)(2)	VCA Anatech, Inc.	1,537,000

		Total	11,384,500

		Retail - 5.8%
50,000		Advance Auto Parts, Inc.	2,152,000
60,000	(2)	American Eagle Outfitters, Inc.	903,000
60,000		Brinker International, Inc.	1,135,200
80,000	(1)(2)	Buffalo Wild Wings, Inc.	2,886,400
140,000	(2)	CBRL Group, Inc.	3,617,600
100,000	(1)(2)	Chico’s FAS, Inc.	574,000

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
56,000	(1)	Dollar Tree Stores, Inc.	2,148,160
60,000	(2)	Guess?, Inc.	2,236,200
80,000		Ross Stores, Inc.	3,216,800
40,000	(1)(2)	Urban Outfitters, Inc.	1,424,800
50,000	(2)	Williams-Sonoma, Inc.	884,500

		Total	21,178,660

		Total Consumer Products	90,424,240

		Energy - 26.4%
		Coal - 5.0%
160,000		Arch Coal, Inc.	8,678,400
150,000	(2)	Peabody Energy Corporation	9,442,500

		Total	18,120,900

		Energy Alternate Sources - 0.1%
1,000	(1)	First Solar, Inc.	276,650
		Oil & Gas - 11.0%
80,000	(1)	Cameron International Corporation	3,727,200
60,000		ENSCO International Incorporated	4,066,800
80,000	(1)(2)	Newfield Exploration Company	3,617,600
150,000		Noble Energy, Inc.	10,759,500
20,000		Range Resources Corporation	928,400
360,000	(1)	Southwestern Energy Company	13,813,200
70,000	(2)	Sunoco, Inc.	3,106,600

		Total	40,019,300

		Oil & Gas Services - 7.8%
80,000		Cimarex Energy Co.	4,443,200
80,000	(1)(2)	Denbury Resources Inc.	1,991,200
80,000	(1)	FMC Technologies, Inc.	4,284,800
60,000	(2)	Frontier Oil Corporation	1,162,200
60,000	(1)	National Oilwell Varco, Inc.	4,423,800
50,000	(1)(2)	Oceaneering International, Inc.	3,120,500
70,000		Smith International, Inc.	4,879,000
100,000	(1)	Weatherford International Ltd.	3,858,000

		Total	28,162,700

		Pipelines - 2.5%
56,000		Equitable Resources, Inc.	2,794,960
80,000		Questar Corporation	4,151,200
70,000		The Williams Companies, Inc.	2,162,300

		Total	9,108,460

		Total Energy	95,688,010

		Financials - 3.6%
		Diversified Financial Services - 3.4%
80,000		Ameriprise Financial, Inc.	3,596,000
18,000	(1)	IntercontinentalExchange, Inc.	1,584,540
90,000	(2)	Janus Capital Group, Inc.	2,427,300
20,000		NYSE Euronext, Inc.	811,800
120,000	(1)(2)	The Nasdaq Stock Market, Inc.	3,922,800

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
		Total	12,342,440

		Real Estate Investment Trusts - 0.2%
60,000	(1)(2)	CB Richard Ellis Group, Inc.	784,200

		Total Financials	13,126,640

		Industrials - 8.7%
		Diversified Machinery - 0.7%
20,000		Flowserve Corporation	2,642,400
		Electrical Components & Equipment - 0.7%
30,000	(1)(2)	Energizer Holdings, Inc.	2,548,200
		Electronics - 0.5%
40,000		Amphenol Corporation	1,900,800
		Engineering & Construction - 3.2%
36,000		Fluor Corporation	2,884,680
120,000	(1)(2)	Jacobs Engineering Group Inc.	8,858,400

		Total	11,743,080

		Environmental Control - 1.0%
60,000	(1)	Stericycle, Inc.	3,558,000
		Manufacturing - 0.6%
17,280	(1)(2)	John Bean Technologies Corporation	224,640
44,000		Textron Inc.	1,808,400

		Total	2,033,040

		Metal Fabricate/Hardware - 1.4%
50,000		Precision Castparts Corp.	5,163,000
		Transportation - 0.6%
40,000		C.H. Robinson Worldwide, Inc.	2,084,400

		Total Industrials	31,672,920

		Technology - 7.3%
		Computers - 3.1%
40,000	(1)	Cognizant Technology Solutions Corporation	1,172,800
90,000	(1)(2)	DST Systems, Inc.	5,557,500
30,000	(1)	Synopsys, Inc.	645,900
140,000	(1)(2)	Western Digital Corporation	3,816,400

		Total	11,192,600

		Semiconductors - 2.3%
100,000		Applied Materials, Inc.	1,792,000
170,000	(1)(2)	Cypress Semiconductor Corporation	5,511,400
100,000	(1)	NVIDIA Corporation	1,264,000

		Total	8,567,400

		Software - 1.9%
100,000		Fidelity National Information Services, Inc.	2,185,000
50,000		The Dun & Bradstreet Corporation	4,598,500

		Total	6,783,500

		Total Technology	26,543,500

		Utilities - 2.0%
		Electric - 2.0%
140,000	(1)(2)	NRG Energy, Inc.	5,269,600

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
120,000	(1)	The AES Corporation	1,831,200

		Total Utilities	7,100,800

		Total Common Stocks (identified cost $264,140,143)	305,083,210

Exchange Traded Funds - 7.8%
140,000	(2)	Market Vectors Gold Miners	5,269,600
140,000	(2)	Midcap Standard & Poors Trust Series 1	20,748,000
80,000	(2)	Semiconductor HOLDRs	2,280,000

		Total	28,297,600

		Total Exchange Traded Funds (identified cost $28,027,994)	28,297,600

Short-Term Investments - 29.2%
75,230,171		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	75,230,171
15,423,498		Fidelity Institutional Money Market Fund	15,423,498
15,237,240		Lehman Brothers Institutional Prime Money Market Fund	15,237,240

		Total Short-Term Investments (identified cost $105,890,909)	105,890,909

Principal Amount			Value
Certificates of Deposit - 4.2%
$1,996,261		Bank of Ireland, 2.487%, 2/12/2009 (held as collateral for securities lending)	1,996,261
2,998,609		Calyon New York, 2.449%, 2/13/2009 (held as collateral for securities lending)	2,998,609
3,015,300		Deutsche Bank AG Yankee, 3.300%, 1/25/2010 (held as collateral for securities lending)	3,015,300
1,501,879		Nordea Bank Finland New York, 2.448%, 12/1/2008 (held as collateral securities lending)	1,501,879
3,001,593		Nordea Bank Finland New York, 2.487%, 2/6/2009 (held as collateral securities lending)	3,001,593
1,973,692		Suntrust Bank, 2.492%, 6/25/2009 (held as collateral for securities lending)	1,973,692
972,570		Suntrust Bank, 2.509%, 1/29/2010 (held as collateral for securities lending)	972,570

		Total Certificates of Deposit (identified cost $15,459,904)	15,459,904

		Total Investments - 125.2% (identified cost $413,518,950)	454,731,623

		Other Assets and Liabilities - net - (25.2)%	(91,565,811)

		Total Net Assets - 100.0%	$363,165,812

Call Options Written

August 31, 2008

Number of Contracts	Common Stocks/ Expiration Date/ Exercise Price
250	Advance Auto Parts, Inc./ December/ 45.000	(65,250)
200	Amphenol Corporation/ October/ 55.000	(9,000)
300	Avon Products, Inc./ October/ 1.600	(28,500)
300	Buffalo Wild Wings, Inc./ December/ 40.000	(111,000)
200	Celgene Corporation/ October/ 80.000	(13,600)
200	Cephalon, Inc./ November/ 80.000	(58,000)
200	Church & Dwight Co., Inc./ September/ 65.000	(46,000)
260	Dollar Tree Stores, Inc./ November/ 42.500	(41,600)
300	Express Scripts, Inc./ November/ 80.000	(66,000)
300	Fastenal Company/ November/ 55.000	(81,000)
100	Flowserve Corporation/ October/ 130.000	(92,000)
200	Guess? Inc./ December/ 45.000	(35,000)
16	Intuitive Surgical, Inc./ October/ 320.000	(18,112)
200	St. Jude Medical, Inc./ January/ 50.000	(124,000)
40	Strayer Education, Inc./ January/ 230.000	(64,000)

2,816	Total Call Options Written

	(Premiums Received $870,635)	(853,062)

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker-dealers.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
Common Stocks - 94.2%
		Basic Materials - 5.2%
		Iron/Steel - 1.2%
50,000	(2)	Nucor Corporation	$2,625,000
12,000		United States Steel Corporation	1,596,840

		Total	4,221,840

		Mining - 4.0%
260,000	(2)	Barrick Gold Corporation	9,029,800
120,000		Newmont Mining Corporation	5,412,000

		Total	14,441,800

		Total Basic Materials	18,663,640

		Communications - 7.7%
		Internet - 2.0%
16,000	(1)	Google Inc.	7,412,640
		Telecommunications - 5.7%
600,000	(1)	Cisco Systems, Inc.	14,430,000
20,000	(2)	Nokia	503,400
110,000		QUALCOMM Incorporated	5,791,500

		Total	20,724,900

		Total Communications	28,137,540

		Consumer Products - 20.3%
		Agriculture - 1.2%
50,000	(2)	Bunge Limited	4,468,000
		Apparel - 1.0%
60,000	(1)	Coach, Inc.	1,739,400
30,000		NIKE, Inc.	1,818,300

		Total	3,557,700

		Beverages - 3.6%
120,000		PepsiCo, Inc.	8,217,600
80,000		The Coca-Cola Company	4,165,600
20,000		The Pepsi Bottling Group, Inc.	591,600

		Total	12,974,800

		Biotechnology - 6.1%
80,000	(1)(2)	Celgene Corporation	5,544,000
40,000	(1)	Genentech, Inc.	3,950,000
90,000	(1)	Genzyme Corporation	7,047,000
110,000	(1)(2)	Gilead Sciences, Inc.	5,794,800

		Total	22,335,800

		Commercial Services - 1.3%
20,000		MasterCard Incorporated	4,851,000
		Cosmetics/Personal Care - 2.7%
140,000		The Procter & Gamble Company	9,767,800

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
		Retail - 4.4%
40,000		CVS Corporation	1,464,000
30,000	(1)(2)	Kohl’s Corporation	1,475,100
80,000		Lowe’s Companies, Inc.	1,971,200
120,000	(1)	Starbucks Corporation	1,867,200
40,000		Target Corporation	2,120,800
100,000		Walgreen Co.	3,643,000
60,000		Wal-Mart Stores, Inc.	3,544,200

		Total	16,085,500

		Total Consumer Products	74,040,600

		Energy - 24.9%
		Coal - 1.0%
60,000	(2)	Peabody Energy Corporation	3,777,000
		Oil & Gas - 18.0%
12,000		Apache Corporation	1,372,560
100,000		Chevron Corporation	8,632,000
200,000		Exxon Mobil Corporation	16,002,000
10,000		Murphy Oil Corporation	785,300
90,000	(2)	Noble Corporation	4,526,100
100,000		Noble Energy, Inc.	7,173,000
40,000	(1)	Southwestern Energy Company	1,534,800
60,000	(2)	Sunoco, Inc.	2,662,800
100,000	(1)(2)	Transocean Inc.	12,720,000
200,000		XTO Energy Inc.	10,082,000

		Total	65,490,560

		Oil & Gas Services - 5.9%
180,000		Halliburton Company	7,909,200
50,000	(1)(2)	National-Oilwell Varco Inc.	3,686,500
40,000		Schlumberger Limited	3,768,800
80,000		Smith International, Inc.	5,576,000
20,000	(1)(2)	Weatherford International Ltd.	771,600

		Total	21,712,100

		Total Energy	90,979,660

		Financials - 1.9%
		Diversified Financial Services - 1.9%
60,000		American Express Company	2,380,800
10,000		CME Group Inc.	3,353,800
30,000		NYSE Euronext, Inc.	1,217,700

		Total	6,952,300

		Total Financials	6,952,300

		Healthcare - 9.4%
		Healthcare Products - 4.2%
170,000		Johnson & Johnson	11,973,100

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
60,000		Medtronic, Inc.	3,276,000

		Total	15,249,100

		Healthcare Services - 2.3%
160,000		UnitedHealth Group Incorporated	4,872,000
70,000	(1)	WellPoint, Inc.	3,695,300

		Total	8,567,300

		Pharmaceuticals - 2.9%
140,000		Abbott Laboratories	8,040,200
60,000		Wyeth	2,596,800

		Total	10,637,000

		Total Healthcare	34,453,400

		Industrials - 7.2%
		Aerospace/Defense - 1.1%
60,000		United Technologies Corporation	3,935,400
		Electrical Components & Equipment - 0.6%
50,000		Emerson Electric Co.	2,340,000
		Machinery - 2.9%
100,000	(2)	Caterpillar Inc.	7,073,000
50,000		Deere & Company	3,528,500

		Total	10,601,500

		Metal - 1.1%
40,000		Precision Castparts Corp.	4,130,400
		Transportation - 1.5%
40,000		Burlington Northern Santa Fe Corporation	4,296,000
20,000	(2)	United Parcel Service, Inc.	1,282,400

		Total	5,578,400

		Total Industrials	26,585,700

		Technology - 17.6%
		Computers - 7.5%
10,000	(1)	Apple Computer, Inc.	1,695,300
80,000	(1)	Dell Inc.	1,738,400
160,000	(1)	EMC Corporation	2,444,800
110,000		International Business Machines Corporation	13,390,300
80,000	(1)(2)	Network Appliance, Inc.	2,038,400
50,000	(1)(2)	Research In Motion Limited	6,080,000

		Total	27,387,200

		Semiconductors - 2.7%
200,000		Applied Materials, Inc.	3,584,000
140,000		Intel Corporation	3,201,800
120,000	(2)	Texas Instruments Incorporated	2,941,200

		Total	9,727,000

		Software - 7.4%
90,000	(1)(2)	Citrix Systems, Inc.	2,724,300

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
400,000		Microsoft Corporation	10,916,000
600,000	(1)	Oracle Corporation	13,158,000

		Total	26,798,300

		Total Technology	63,912,500

		Total Common Stocks (identified cost $273,673,751)	343,725,340

Exchange Traded Funds - 1.9%
180,000	(2)	Market Vectors Gold Miners ETF	6,775,200

		Total Exchange Traded Funds (identified cost $7,217,449)	6,775,200

Short-Term Investments - 12.6%
32,003,200		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	32,003,200
6,957,142		Fidelity Institutional Money Market Fund	6,957,142
6,949,943		Lehman Brothers Prime Money Market Fund	6,949,943

		Total Short-Term Investments (identified cost $45,910,285)	45,910,285

Principal Amount			Value
Certificates of Deposit - 1.8%
1,996,261		Bank of Ireland, 2.461%, 2/12/2009 (held as collateral for securities lending)	1,996,261
1,999,073		Calyon New York, 2.449%, 2/13/2009 (held as collateral for securities lending)	1,999,073
2,501,327		Nordea Bank Finland New York, 2.461%, 2/6/2009 (held as collateral for securities lending)	2,501,327

		Total Certificates of Deposit (identified cost $6,496,661)	6,496,661

		Total Investments - 110.5% (identified cost $333,298,146)	402,907,486

		Other Assets and Liabilities - net - (10.5)%	(38,242,194)

		Total Net Assets - 100.0%	$364,665,292

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker-dealers.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
Common Stocks - 99.8%
		Basic Materials - 10.1%
		Chemicals - 9.1%
3,000		Agrium Inc.	$252,900
1,100		Airgas, Inc.	65,164
750		CF Industries Holdings, Inc.	114,300
2,050		Monsanto Company	234,213
2,000		Potash Corporation of Saskatchewan, Inc.	347,200
4,500		Terra Industries, Inc.	226,125
1,500	(1)	The Mosaic Company	160,110

		Total	1,400,012

		Iron/Steel -1.0%
1,100		United States Steel Corporation	146,377

		Total Basic Materials	1,546,389

		Communications - 4.6%
		Internet - 0.6%
200	(1)	Google Inc.	92,658
		Telecommunications - 4.0%
10,000		AT&T Inc.	319,900
2,000	(1)	Cisco Systems, Inc.	48,100
7,000		Corning Incorporated	143,780
2,000		QUALCOMM Inc.	105,300
		Total	617,080

		Total Communications	709,738

		Consumer Products - 13.2%
		Agriculture - 3.3%
11,000		Altria Group, Inc.	231,330
5,000		Philip Morris International Inc.	268,500

		Total	499,830

		Apparel - 1.0%
2,500		Nike Inc.	151,525
		Food - 1.7%
5,000		HJ Heinz Company	251,600
		Retail - 6.5%
3,000		Costco Wholesale Corporation	201,180
7,000		CVS Caremark Corporation	256,200
3,000	(1)	GameStop Corp.	131,610
4,500		McDonald’s Corporation	279,225
3,000		Tiffany & Company	132,510

		Total	1,000,725

		Toys and Games - 0.7%
3,000		Hasbro Inc.	112,200

		Total Consumer Products	2,015,880

		Energy - 21.6%
		Coal - 0.9%

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
2,000		Massey Energy Company	131,920
		Alternate Energy Sources - 1.4%
800	(1)	First Solar, Inc.	221,320
		Oil & Gas - 14.0%
3,000		Chesapeake Energy Corporation	145,200
1,550		Chevron Corporation	133,796
2,000		ENSCO International Incorporated	135,560
4,000		Exxon Mobil Corporation	320,040
1,125		Hess Corporation	117,799
2,500		Noble Energy, Inc.	179,325
4,200		Occidental Petroleum Corporation	333,312
3,000		Questar Corporation	155,670
3,000		Range Resources Corporation	139,260
1,250		Transocean, Inc.	159,000
6,500		XTO Energy, Inc.	327,665

		Total	2,146,627

		Oil & Gas Services - 4.8%
4,500	(1)	National Oilwell Varco, Inc.	331,785
1,250		Schlumberger Limited	117,775
4,000		Smith International Inc.	278,800

		Total	728,360

		Pipelines - 0.5%
2,500		Williams Companies, Inc.	77,225

		Total Energy	3,305,452

		Financials - 13.9%
		Banks - 4.6%
4,500		Bank of America Corporation	140,130
6,000		Northern Trust Corporation	482,340
3,000		Wells Fargo & Company	90,810

		Total	713,280

		Diversified Financial Services - 4.7%
1,750		Goldman Sachs Group Inc.	286,947
5,000		JPMorgan Chase & Co.	192,450
4,000		T. Rowe Price Group, Inc.	237,440

		Total	716,837

		Insurance - 2.4%
2,500		Aflac Incorporated	141,750
3,750		Assurant, Inc.	219,112

		Total	360,862

		Savings & Loan - 2.2%
18,000		Hudson City Bancorp, Inc.	331,920

		Total Financials	2,122,899

		Healthcare - 9.7%
		Biotechnology - 3.1%
9,000	(1)	Gilead Sciences, Inc.	474,120
		Healthcare Products - 1.1%
2,250		Johnson & Johnson	158,468
		Pharmaceuticals - 5.5%
2,750		Abbott Laboratories	157,932
3,000	(1)	Express Scripts, Inc.	220,230
9,900	(1)	Medco Health Solutions, Inc.	463,815

		Total	841,977

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
		Total Healthcare	1,474,565

		Industrials - 13.4%
		Aerospace/Defense - 4.1%
2,000		General Dynamics Corporation	184,600
4,000		Raytheon Company	239,960
3,000		United Technologies Corporation	196,770

		Total	621,330

		Electronics - 0.8%
2,000	(1)	Thermo Fisher Scientific, Inc.	121,120
		Engineering & Construction - 3.1%
6,000		Fluor Corporation	480,780
		Hand/Machine Tools - 1.3%
3,400		Snap-on Incorporated	193,868
		Machinery-Diversified - 0.6%
1,500		Cummins Inc.	97,740
		Transportation - 3.5%
5,000		Burlington Northern Santa Fe Corporation	537,000

		Total Industrials	2,051,838

		Technology - 11.8%
		Computers - 7.6%
4,000		Apple, Inc.	678,120
5,000		Hewlett-Packard Company	234,600
9,000	(1)	Western Digital Corporation	245,340

		Total	1,158,060

		Semiconductors - 1.5%
10,000		Altera Corp.	226,400
		Software - 2.7%
7,500		Microsoft Corporation	204,675
10,000	(1)	Oracle Corporation	219,300

		Total	423,975

		Total Technology	1,808,435

		Utilities - 1.5%
		Electric - 1.5%
2,500		Allegheny Energy, Inc.	113,325
1,500	(1)	Firstenergy Corp.	108,960

		Total	222,285

		Total Utilities	222,285

		Total Common Stocks (identified cost $13,650,504)	15,257,481

Short-Term Investments - 0.2%
22,495		Fidelity Institutional Money Market Fund	22,495
		Total Mutual Funds (identified cost $22495)	22,495

		Total Investments - 100.% (identified cost $13,672,999)	15,279,976

		Other Assets and Liabilities - net 0.0%	316

		Total Net Assets - 100.0%	15,280,292

Call Options Written

August 31, 2008

Number of Contracts	Common Stocks/ Expiration Date/ Exercise Price
40	Apple, Inc./ September/ 185.000	(4,160)

40	Total Call Options Written

	(Premiums Received $25,880)

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
Common Stocks - 95.9%
		Basic Materials - 5.8%
		Chemicals - 3.5%
29,453		Airgas, Inc.	$1,744,796
		Mining - 2.3%
16,204		Compass Minerals International, Inc.	1,122,451

		Total Basic Materials	2,867,247

		Communications - 5.0%
		Advertising - 1.8%
21,044		Omnicom Group Inc.	892,055
		Telecommunications - 3.2%
21,812	(2)	Anixter International Inc.	1,609,944

		Total Communications	2,501,999

		Consumer Products - 31.0%
		Apparel - 4.8%
67,374	(1)(2)	Hanesbrands Inc.	1,606,196
20,449	(2)	Phillips-Van Heusen Corporation	778,289

		Total	2,384,485

		Beverages - 2.5%
60,202	(1)(2)	Constellation Brands, Inc.	1,270,864
		Commercial Services - 11.6%
46,840		Accenture Ltd.	1,937,302
33,603		Equifax Inc.	1,187,194
40,215	(1)(2)	Hewitt Associates, Inc.	1,617,045
21,988		Manpower Inc.	1,056,743

		Total	5,798,284

		Distribution/Wholesale - 2.8%
15,613		W.W. Grainger, Inc.	1,405,638
		Food - 3.2%
31,498		H. J. Heinz Company	1,584,979
		Health Care Products - 1.8%
22,684		DENTSPLY International Inc.	888,986
		Pharmaceuticals - 2.7%
32,714		AmerisourceBergen Corporation	1,341,601
		Retail - 1.6%
26,017		Nordstrom, Inc.	809,129

		Total Consumer Products	15,483,966

		Energy - 5.3%
		Oil & Gas Services - 5.3%
23,349	(2)	Exterran Holdings, Inc.	1,067,283
33,596	(1)(2)	Superior Energy Services, Inc.	1,580,356

		Total Energy	2,647,639

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
		Financials - 20.7%
		Banks - 2.0%
14,276		M&T Bank Corporation	1,018,450
		Diversified Financial Services - 7.2%
13,593	(1)(2)	Affiliated Managers Group, Inc.	1,294,325
25,426	(2)	Lazard Ltd	1,077,808
20,686	(2)	T. Rowe Price Group, Inc.	1,227,921

		Total	3,600,054

		Insurance - 5.8%
28,922		Aon Corporation	1,373,506
4,056	(1)(2)	Markel Corporation	1,500,720

		Total	2,874,226

		Real Estate Investment Trusts - 2.8%
16,340	(2)	SL Green Realty Corp.	1,405,240
		Savings & Loans - 2.9%
81,169	(2)	People’s United Financial, Inc.	1,454,549

		Total Financials	10,352,519

		Industrials - 16.3%
		Diversified Machinery - 2.4%
32,128		IDEX Corporation	1,190,985
		Environmental Control - 3.8%
57,906		Republic Services, Inc.	1,903,370
		Hand/Machine Tools - 3.3%
6,436		Lincoln Electric Holdings, Inc.	519,836
20,043		Snap-on Incorporated	1,142,852

		Total	1,662,688

		Miscellaneous Manufacturing - 4.0%
28,429		The Brink’s Company	1,983,776
		Packaging & Containers - 2.8%
48,210	(1)	Pactiv Corporation	1,295,403

		Total Industrials	8,036,222

		Technology - 5.4%
		Software - 5.4%
34,876	(1)(2)	Fiserv, Inc.	1,808,669
9,551		The Dun & Bradstreet Corporation	878,405

		Total Technology	2,687,074

		Utilities - 6.4%
		Electric - 6.4%
55,241	(1)(2)	DPL Inc.	1,371,082
38,809	(1)	Wisconsin Energy Corporation	1,815,097

		Total Utilities	3,186,179

		Total Common Stocks (identified cost $39,177,383)	47,762,845

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares		Value
Short-Term Investments - 30.1%
12,986,893	Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	12,986,893
986,704	Fidelity Institutional Money Market Fund	986,704
984,076	Lehman Brothers Prime Money Market Fund	984,076
	Total Short-Term Investments (identified cost $14,957,673)	14,957,673

	Total Investments - 126.0% (identified cost $54,135,056)	62,720,518

	Other Assets and Liabilities - net - (26.0)%	(12,955,753)

	Total Net Assets - 100.0%	$49,764,765

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker-dealers.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
Common Stocks - 95.7%
		Basic Materials - 7.6%
		Chemicals - 6.7%
10,000		CF Industries Holdings, Inc.	1,524,000
60,000		Monsanto Company	6,855,000
25,000		Potash Corporation of Saskatchewan, Inc.	4,340,000
8,300		Terra Nitrogen Company, L.P.	994,838
15,000		The Mosaic Company	1,601,100

		Total	15,314,938

		Mining - 0.9%
10,000		Freeport-McMoRan Copper & Gold Inc.	893,200
25,000		Newmont Mining Corporation	1,127,500

		Total	2,020,700

		Total Basic Materials	17,335,638

		Communications - 5.4%
		Media - 0.2%
15,000	(1)	The DIRECTV Group, Inc.	423,150
		Telecommunications - 5.2%
200,000		AT&T Inc.	6,398,000
25,000		Corning Incorporated	513,500
25,000	(1)	Juniper Networks, Inc.	642,500
125,000		Verizon Communications, Inc.	4,390,000

		Total	11,944,000

		Total Communications	12,367,150

		Consumer Products - 28.0%
		Agriculture - 6.2%
250,000		Altria Group, Inc.	5,257,500
50,000		Lorillard, Inc.	3,612,000
100,000		Philip Morris International Inc.	5,370,000

		Total	14,239,500

		Airlines - 0.3%
50,000		Southwest Airlines Co.	761,500
		Apparel - 0.5%
15,000		V.F. Corporation	1,188,750
		Commercial Services - 1.2%
35,000		Visa Inc.	2,656,500
		Cosmetics - 1.2%
40,000		The Procter & Gamble Company	2,790,800

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
		Food - 4.0%
100,000		General Mills, Inc.	6,618,000
25,000		H. J. Heinz Company	1,258,000
40,000		Kraft Foods, Inc.	1,260,400

		Total	9,136,400

		Healthcare Products - 1.9%
35,000		Baxter International Inc.	2,371,600
35,000		Covidien Ltd.	1,892,450

		Total	4,264,050

		Home Builders - 0.1%
25,000		D.R. Horton, Inc.	311,500
		Pharmaceuticals - 5.3%
50,000		Abbott Laboratories	2,871,500
225,000		Bristol-Myers Squibb Company	4,801,500
30,000	(1)	Medco Health Solutions	1,405,500
50,000		Mylan Inc.	644,500
125,000		Pfizer Inc.	2,388,750

		Total	12,111,750

		Retail - 7.0%
15,000	(1)	Big Lots, Inc.	443,550
35,000		Costco Wholesale Corporation	2,347,100
75,000		CVS Caremark Corporation	2,745,000
30,000		Family Dollar Stores, Inc.	747,600
20,000		Macy’s, Inc.	416,400
65,000		McDonald’s Corporation	4,033,250
15,000		Target Corporation	795,300
75,000		Wal-Mart Stores, Inc.	4,430,250

		Total	15,958,450

		Toys - 0.3%
15,000		Hasbro, Inc.	561,000

		Total Consumer Products	63,980,200

		Energy - 10.0%
		Coal - 1.3%
30,000		Massey Energy Company	1,978,800
15,000		Peabody Energy Corporation	944,250

		Total	2,923,050

		Oil & Gas - 5.5%
20,000		Anadarko Petroleum Corporation	1,234,600
45,000		Chevron Corporation	3,884,400
15,000		Hess Corporation	1,570,650
20,000	(1)	Nabors Industries Ltd.	712,000
25,000		Occidental Petroleum Corporation	1,984,000
25,000	(1)	Transocean, Inc.	3,180,000

		Total	12,565,650

		Oil & Gas Services - 2.1%
50,000	(1)	National Oilwell Varco, Inc.	3,686,500
30,000	(1)	Weatherford International Ltd.	1,157,400

		Total	4,843,900

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
		Pipelines - 1.1%
150,000		El Paso Corporation	2,514,000

		Total Energy	22,846,600

		Financials - 17.9%
		Banks - 5.7%
220,000		Bank Of America Corporation	6,850,800
10,000		Northern Trust Corporation	803,900
100,000		U.S. Bancorp	3,186,000
75,000		Wells Fargo & Company	2,270,250

		Total	13,110,950

		Diversified Financial Services - 9.0%
300,000		Citigroup Inc.	5,697,000
175,000		JPMorgan Chase & Co.	6,735,750
80,000		T. Rowe Price Group, Inc.	4,748,800
20,000		The Goldman Sachs Group, Inc.	3,279,400

		Total	20,460,950

		Insurance - 3.2%
20,000		Aflac Incorporated	1,134,000
50,000		American International Group, Inc.	1,074,500
68,817		Loews Corporation	2,988,722
50,000		The Travelers Companies, Inc.	2,208,000

		Total	7,405,222

		Total Financials	40,977,122

		Industrials - 15.3%
		Aerospace/ Defense - 1.3%
50,000		Raytheon Company	2,999,500
		Electronics - 1.6%
60,000	(1)	Thermo Fisher Scientific, Inc.	3,633,600
		Engineering & Construction - 0.2%
15,000		Chicago Bridge & Iron Company N.V.	480,300
		Hand Tools - 0.4%
15,000		Snap-on Incorporated	855,300
		Machinery - 1.5%
50,000		Deere & Company	3,528,500
		Manufacturing - 1.9%
150,000		General Electric Company	4,215,000
		Transportation - 8.4%
60,000		Burlington Northern Santa Fe Corporation	6,444,000
75,000		CSX Corporation	4,851,000
50,000		Norfolk Southern Corporation	3,676,500
50,000		Union Pacific Corporation	4,195,000

		Total	19,166,500

		Total Industrials	34,878,700

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares			Value
		Technology - 4.2%
		Computers - 1.8%
10,000	(1)	Apple, Inc.	1,695,300
25,000		Hewlett-Packard Company	1,173,000
10,000		International Business Machines Corporation	1,217,300

		Total	4,085,600

		Semiconductors - 2.4%
75,000		Applied Materials, Inc.	1,344,000
150,000		Intel Corporation	3,430,500
25,000		Xilinx, Inc.	649,500

		Total	5,424,000

		Total Technology	9,509,600

		Utilities - 7.3%
		Electric - 7.3%
25,000		Allegheny Energy, Inc.	1,133,250
75,000		Entergy Corporation	7,754,250
75,000		Exelon Corporation	5,697,000
30,000		FirstEnergy Corp.	2,179,200

		Total Utilities	$16,763,700

		Total Common Stocks (identified cost $190,778,058)	218,658,710
Short-Term Investments - 4.4%
5,007,134		Fidelity Institutional Money Market Fund	5,007,134
4,991,263		Lehman Brothers Prime Money Market Fund	4,991,263

		Total Short-Term Investments (identified cost $9,998,397)	9,998,397

		Total Investments - 100.1% (identified cost $200,776,455)	228,657,107

		Other Assets and Liabilities - net - (0.1)%	(262,478)

		Total Net Assets - 100.0%	$228,394,629

Call Options Written

August 31, 2008

Number of Contracts	Common Stocks/ Expiration Date/ Exercise Price
100	Apple, Inc./ September/ 185.000	(10,400)

100	Total Call Options Written

	(Premiums Received $64,700)	(10,400)

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares				Value
Common Stocks - 55.6%
			Basic Materials - 5.5%
			Iron/Steel - 0.3%
4,000		X	United States Steel Corporation	$532,280
			Mining - 5.2%
36,000	(2)	AEM	Agnico-Eagle Mines Limited	2,060,640
100,000	(2)	ABX	Barrick Gold Corporation	3,473,000
70,000		NEM	Newmont Mining Corporation	3,157,000

			Total	8,690,640

			Total Basic Materials	9,222,920

			Communications - 4.2%
			Internet - 1.4%
5,000	(1)	GOOG	Google, Inc.	2,316,450
			Telecommunications - 2.8%
90,000	(1)	CSCO	Cisco Systems, Inc.	2,164,500
5,000		NOK	Nokia Corporation	125,850
30,000		QCOM	QUALCOMM Incorporated	1,579,500
20,000		VZ	Verizon Communications Inc.	702,400

			Total	4,572,250

			Total Communications	6,888,700

			Consumer Products - 13.6%
			Agriculture - 2.6%
40,000		MO	Altria Group, Inc.	841,200
14,000	(2)	BG	Bunge Limited	1,251,040
40,000		PM	Philip Morris International Inc.	2,148,000

			Total	4,240,240

			Apparel - 0.2%
5,000		NKE	NIKE, Inc.	303,050
			Beverages - 0.8%
20,000		PEP	PepsiCo, Inc.	1,369,600
			Biotechnology - 1.8%
16,000	(1)	CELG	Celgene Corporation	1,108,800
12,000	(1)	DNA	Genentech, Inc.	1,185,000
10,000	(1)	GENZ	Genzyme Corporation	783,000

			Total	3,076,800

			Commercial Services - 0.3%
2,000	(2)	MA	MasterCard Incorporated	485,100
			Cosmetics/ Personal Care - 1.2%
28,000		PG	The Procter & Gamble Company	1,953,560
			Healthcare Products - 1.7%
24,000		JNJ	Johnson & Johnson	1,690,320
20,000		MDT	Medtronic, Inc.	1,092,000

			Total	2,782,320

			Healthcare Services - 0.4%
10,000		UNH	UnitedHealth Group Incorporated	304,500
6,000	(1)	WLP	WellPoint, Inc.	316,740

			Total	621,240

			Pharmaceuticals - 2.6%
34,000		ABT	Abbott Laboratories	1,952,620
16,000		LLY	Eli Lilly and Company	746,400
32,000	(1)	GILD	Gilead Sciences, Inc.	1,685,760

			Total	4,384,780

			Retail - 2.0%
20,000		LOW	Lowe’s Companies, Inc.	492,800

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares				Value
20,000	(1)	SBUX	Starbucks Corporation	311,200
30,000		HD	The Home Depot, Inc.	813,600
30,000		WMT	Wal-Mart Stores, Inc.	1,772,100

			Total	3,389,700

			Total Consumer Products	22,606,390

			Energy - 13.6%
			Coal - 1.2%
24,000		ACI	Arch Coal, Inc.	1,301,760
10,000	(2)	BTU	Peabody Energy Corporation	629,500

			Total	1,931,260

			Oil & Gas - 8.1%
42,000		DVN	Devon Energy Corporation	4,286,100
30,000		XOM	Exxon Mobil Corporation	2,400,300
30,000		OXY	Occidental Petroleum Corporation	2,380,800
30,000	(1)	SWN	Southwestern Energy Company	1,151,100
40,000		SUN	Sunoco, Inc.	1,775,200
30,000		XTO	XTO Energy Inc.	1,512,300

			Total	13,505,800

			Oil and Gas Services - 3.8%
40,000		HAL	Halliburton Company	1,757,600
20,000	(1)(2)	NOV	National Oilwell Varco, Inc.	1,474,600
10,000		SLB	Schlumberger Limited	942,200
20,000		SII	Smith International, Inc.	1,394,000
20,000	(1)	WFT	Weatherford International Ltd.	771,600

			Total	6,340,000

			Pipelines - 0.5%
50,000		EP	El Paso Corporation	838,000

			Total Energy	22,615,060

			Financials - 2.2%
			Diversified Financial Services - 1.7%
20,000		AXP	American Express Company	793,600
5,000		BK	Bank of New York Mellon Corporation	173,050
32,000		C	Citigroup Inc.	607,680
2,000		CME	CME Group Inc.	670,760
20,000		USB	US Bancorp	637,200

			Total	2,882,290

			Insurance - 0.5%
5,000		AFL	Aflac Incorporated	283,500
20,000		AIG	American International Group	429,800

			Total	713,300

			Total Financials	3,595,590

			Industrials - 8.8%
			Aerospace/Defense - 1.0%
24,000		UTX	United Technologies Corporation	1,574,160
			Engineering and Construction - 1.4%
4,000		FLR	Fluor Corporation	320,520
28,000	(1)	JEC	Jacobs Engineering Group Inc.	2,066,960

			Total	2,387,480

			Machinery - 2.5%
30,000	(2)	CAT	Caterpillar, Inc.	2,121,900
30,000		DE	Deere & Company	2,117,100

			Total	4,239,000

			Manufacturing - 0.7%
30,000		GE	General Electric Company	843,000
8,000		TXT	Textron Inc.	328,800

			Total	1,171,800

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares				Value
			Metal Fabrication - 0.4%
6,000		PCP	Precision Castparts Corp.	619,560
			Transportation - 2.8%
18,000		BNI	Burlington Northern Santa Fe Corporation	1,933,200
32,000		UNP	Union Pacific Corporation	2,684,800

			Total	4,618,000

			Total Industrials	14,610,000

			Technology - 7.7%
			Computers - 5.1%
5,000	(1)	AAPL	Apple Computer, Inc.	847,650
40,000	(1)	DELL	Dell Inc.	869,200
34,000		HPQ	Hewlett-Packard Company	1,595,280
30,000		IBM	International Business Machines Corporation	3,651,900
12,000	(1)	RIMM	Research In Motion Limited	1,459,200

			Total	8,423,230

			Semiconductors - 1.2%
50,000		AMAT	Applied Materials, Inc.	896,000
25,000		INTC	Intel Corporation	571,750
20,000	(2)	TXN	Texas Instruments Incorporated	490,200

			Total	1,957,950

			Software - 1.4%
80,000	(1)	ORCL	Oracle Corporation	1,754,400
20,000		MSFT	Microsoft Corporation	545,800

			Total	2,300,200

			Total Technology	12,681,380

			Total Common Stocks (identified cost $66,536,387)	92,220,040

Principal Amount				Value
Corporate Bonds - 14.5%
			Consumer Staples - 1.2%
			Food - 0.6%
1,000,000		50075NAM6	Kraft Foods, Inc., 4.125%, 11/12/2009	995,966
			Personal Products - 0.6%
1,000,000		742718BM0	The Procter & Gamble Company, 6.875% 9/15/2009	1,036,205

			Total Consumer Staples	2,032,171

			Energy - 0.3%
			Oil & Gas - 0.3%
500,000		20825CAE4	ConocoPhillips, 4.750%, 10/15/2012	508,002

			Total Energy	508,002

			Financials - 5.7%
			Banks - 0.6%
1,000,000		949746CL3	Wells Fargo & Company, 5.125%, 9/1/2012	999,018
			Diversified Financial Services - 3.4%
1,000,000		14911RAG4	Caterpillar Financial Services, 4.500% 6/15/2009	1,007,926
1,000,000		172967DA6	Citigroup Inc, 4.625%, 8/3/2010	998,484
1,000,000		36962GS62	General Electric Company, 4.875%, 10/21/2010	1,025,263
1,000,000		36962GZ56	General Electric Company, 5.500%, 11/15/2011	1,001,998
500,000		44924EAB6	IBM Intl Group, 5.050%, 10/22/2012	514,609
1,000,000		24422EPY9	John Deere Capital Corp., 4.875%, 3/16/2009	1,008,906

			Total	5,557,186

			Insurance - 0.3%
500,000		59156RAD0	MetLife Inc, 5.375% 12/15/2012	495,630

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares				Value
			Investment Services - 0.9%
500,000		38143UBE0	Goldman Sachs Group, Inc., 4.500%, 6/15/2010	501,769
1,000,000		61746SBS7	Morgan Stanley, 5.050% 1/21/2011	990,520

			Total	1,492,289

			Leasing Companies - 0.5%
1,000,000		45974VZY7	International Lease Finance, 5.450%, 3/24/2011	909,998

			Total Financials	9,454,121

			Healthcare - 1.2%
			Healthcare Products - 0.6%
1,000,000		478160AP9	Johnson & Johnson, 5.150% 8/15/2012	1,052,976
			Pharmaceuticals - 0.6%
1,000,000		002824AN0	Abbott Laboratories, Note, 3.500%, 2/17/2009	1,000,890

			Total Healthcare	2,053,866

			Industrials - 1.2%
			Brewery - 0.6%
1,000,000		035229CX9	Anheuser-Bush Inc., 4.700%, 4/1/2018	971,364
			Industrial Conglomerates - 0.6%
1,000,000	(2)	913017BG3	United Technologies Corp., 4.375%, 5/1/2010	1,022,687

			Total Industrials	1,994,051

			Services - 0.6%
			Retail - 0.6%
1,000,000	(2)	437076AN2	The Home Depot, Inc., 5.200%, 3/1/2011	998,134

			Total Services	998,134

			Technology - 0.3%
			Software - 0.3%
500,000		68402LAE4	Oracle Corporation, 5.000% 1/15/2011	512,419

			Total Technology	512,419

			Telecommunication Services - 2.5%
			Diversified Telecommunication Services - 2.5%
1,000,000		00206RAF9	AT&T Inc, 4.950% 01/15/2013	999,863
500,000	(2)	78387GAS2	AT&T Inc, 5.300% 11/15/2010	515,510
1,000,000		78387GAK9	AT&T Inc, 5.875%, 8/15/2012	1,033,779
500,000		78387GAP8	AT&T Inc, 5.100% 9/15/2014	494,531
1,000,000		650094CD5	New York Telephone Co, 6.125% 1/15/2010	1,017,723

			Total Telecommunication Services	4,061,406

			Utilities - 1.5%
			Electric Utilities - 1.5%
1,000,000		209111EC3	Cons Edison NY, 3.850%, 6/15/2013	952,720
500,000		250847DS6	Detroit Edison Company, 6.125%, 10/1/2010	519,300
1,000,000		264399EL6	Duke Energy, 4.200%, 10/1/2008	999,396

			Total Utilities	2,471,416

			Total Corporate Bonds (identified cost $24,032,637)	24,085,586

Government & Agency Securities - 5.5%
			Federal Home Loan Bank - 3.3%
1,000,000		3133M8XV1	6.210%, 6/2/2009	1,023,920
1,000,000		3133XMES6	4.375% 10/22/2010	1,022,227
2,000,000		3128X5JJ8	5.450%, 9/2/2011	1,998,684
500,000	(2)	3133XQU34	3.625%, 5/29/2013	492,777
1,000,000	(2)	3134A4ZT4	4.750%, 1/19/2016	1,021,907

			Total Federal Home Loan Bank	5,559,515

			Federal National Mortgage Association - 2.2%
1,500,000	(2)	31359MYN7	4.250%, 8/15/2010	1,530,933
1,000,000		31359MZ30	5.000% 10/15/2011	1,040,526
1,000,000	(2)	31359MTG8	4.625%, 10/15/2013	1,026,915

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Shares				Value
			Total Federal National Mortgage Association	3,598,374

			Total Government and Agency Securities (identified cost $8,987,282)	9,157,889

Mortgage Backed Securities - 2.8%
			Government National Mortgage Association - 2.8%
568,909		36201KB88	5.000%, 2/15/2018	575,242
656,666		36201KCR5	5.000%, 2/15/2018	663,976
662,111		36201TF93	5.000%, 3/15/2018	669,480
703,059		36201UZ72	5.000%, 5/15/2018	710,883
984,691		36225B5M6	5.000%, 6/15/2019	994,725
1,067,523		36291L6D2	5.000%, 8/15/2019	1,078,401

			Total Mortgage Backed Securities (identified cost $4,754,563)	4,692,707

U.S. Treasury Obligations - 10.4%
			U.S. Treasury Notes - 10.4%
1,000,000	(2)	912828DE7	3.500% 12/15/2009	1,017,812
1,000,000	(2)	912828GA2	4.500%, 11/30/2011	1,055,859
1,000,000	(2)	912828AJ9	4.375%, 8/15/2012	1,058,203
2,000,000	(2)	912828CJ7	4.750%, 5/15/2014	2,169,376
3,000,000	(2)	912828EN6	4.500%, 11/15/2015	3,211,173
2,000,000	(2)	912828EW6	4.500%, 2/15/2016	2,135,156
4,000,000	(2)	912828FQ8	4.875%, 8/15/2016	4,352,812
2,000,000	(2)	912828GH7	4.625%, 2/15/2017	2,137,500

			Total U.S. Treasury Obligations (identified cost $16,054,916)	17,137,891

Shares				Value
Exchange Traded Funds - 1.8%
12,000	(2)	EFA	iShares MSCI EAFE Index	762,840
160,000	(1)(2)	SLV	iShares Silver Trust	2,139,200

			Total Exchange Traded Funds (identified cost $2,977,590)	2,902,040

Short-Term Investments - 28.6%
32,401,227			Bank of New York Institutional Cash Reserves Fund	32,401,227
			(held as collateral for securities lending)	—
7,505,187		316175207	Fidelity Institutional Money Market Fund	7,505,187
7,488,862		52520H401	Lehman Brothers Prime Money Market Fund	7,488,862

			Total Short-Term Investments (identified cost $47,395,276)	47,395,276

Principal Amount				Value
Certificates of Deposit - 0.6%
998,130		38375WCB0	Bank of Ireland, 2.590%, 2/12/2009
			(held as collateral for securities lending)	998,130
			Total Certificates of Deposit (identified cost $998,130)	998,130

			Total Investments - 119.8% (identified cost $171,736,781)	198,589,559

			Other Assets and Liabilities - net - (19.8%)	(32,806,377)

			Total Net Assets - 100.0%	$165,783,182

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker-dealers.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount			Value
Corporate Bonds - 29.8%
		Energy - 1.4%
		Oil & Gas - 1.4%
2,000,000		Atlantic Richfield Co., 5.900%, 4/15/2009	$2,030,152

		Total Energy	2,030,152

		Financials - 15.1%
		Commercial Banks - 5.8%
3,000,000		Bank of America Corp., 7.800%, 2/15/2010	3,126,429
2,000,000		J.P. Morgan Chase & Co., 7.000%, 11/15/2009	2,055,678
1,500,000		Northern Trust Co., 7.100%, 8/1/2009	1,530,599
2,000,000	(1)	Wachovia Corp., 5.750%, 6/15/2017	1,701,694

		Total	8,414,400

		Consumer Finance - 3.0%
4,750,000		American General Finance Corp., 4.625%, 9/1/2010	4,415,904
		Diversified Telecommunication Services - 1.5%
1,200,000		AT&T Inc., 5.600%, 5/15/2018	1,175,837
1,000,000		Bellsouth Capital Funding Corp., 7.750%, 2/15/2010	1,054,182

		Total	2,230,019

		Investment Services - 3.5%
2,000,000		Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037	1,637,652
2,000,000		Merrill Lynch & Co., 6.110%, 1/29/2037	1,500,708
2,000,000		The Goldman Sachs Group, Inc., 5.500%, 11/15/2014	1,924,084

		Total	5,062,444

		Property/Casualty Insurance - 1.3%
2,000,000		The Travelers Cos. Inc., 6.250%, 6/15/2037	1,856,846

		Total Financials	21,979,613

		Industrials - 10.2%
		Beverages - 1.8%
2,500,000	(1)	PepsiCo Inc., 4.650%, 2/15/2013	2,558,390
		Conglomerates - 2.2%
3,000,000		Honeywell International Inc., 7.500%, 3/1/2010	3,184,146
		Diversified Machinery - 1.0%
1,400,000		Ingersoll-Rand Global Holding Co Ltd, 6.875% 8/15/18	1,406,423
		Food - 1.7%
2,500,000		Kellogg Co., 5.125%, 12/3/2012	2,538,370
		Retail - 3.5%
1,200,000		McDonald’s Corp., 5.350%, 3/1/2018	1,187,693
2,000,000		Target Corp., 5.375%, 5/1/2017	1,940,418
2,000,000		Wal-Mart Stores Inc., 5.875%, 4/5/2027	1,951,122

		Total	5,079,233

		Total Industrials	14,766,562

		Technology - 2.4%
		Computers - 1.2%
1,700,000		Hewlett-Packard Co., 4.500%, 3/1/2013	1,693,164
		Software - 1.2%
1,800,000		Oracle Corp., 5.750%, 4/15/2018	1,805,132

		Total Technology	3,498,296

		Utility - 0.7%
		Electric - 0.7%
1,000,000		Alabama Power Co., 4.850%, 12/15/2012	1,012,569

		Total Utility	1,012,569

		Total Corporate Bonds (identified cost $44,638,024)	43,287,192

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount			Value
Government & Agency Securities - 36.3%
		Federal Home Loan Bank - 1.3%
1,000,000		7.375%, 2/12/2010	1,060,207
800,000		4.000%, 3/30/2012	805,862

		Total	1,866,069

		Federal Home Loan Mortgage Corporation - 14.7% (2)
3,000,000		5.750%, 1/15/2012	3,196,515
3,000,000		5.000%, 4/15/2025	3,038,127
7,000,000		5.000%, 6/15/2033	6,769,770
8,304,981		6.000%, 7/1/2037	8,380,474

		Total	21,384,886

		Federal National Mortgage Association - 20.3% (2)
2,385,823		5.000%, 1/1/2020	2,390,022
2,700,000		5.000%, 3/25/2024	2,600,775
7,000,000		5.000%, 7/25/2033	6,761,167
12,774,847		5.500%, 7/1/2034	12,671,498
5,130,077		6.000%, 4/1/2036	5,179,941

		Total	29,603,403

		Total Government & Agency Securities (identified cost $53,111,448)	52,854,358

Asset-Backed Securities - 0.2%
		Collateralized Debt Obligations - 0.1%
1,000,000	(3)	Soloso 2005-1A A3L, 4.013%, 10/15/2035	283,000
		Home Equity Loans - 0.1%
2,964,620	(4)	Soundview Home Equity 2005-B M9, 5/25/2035	26,934

		Total Asset-Backed Securities (identified cost $3,862,505)	309,934

Mortgage-Backed Securities - 19.2%
		Government National Mortgage Association - 4.2%
1,266,491		5.500%, 10/15/2017	1,299,002
955,932		5.500%, 2/15/2018	980,174
1,018,728		5.500%, 2/15/2018	1,044,562
1,265,671		5.500%, 9/15/2019	1,296,971
1,448,558		5.500%, 11/15/2019	1,484,381

		Total	6,105,090

		Collateralized Mortgage Obligations - 15.0%
7,000,000		Countrywide Alternative Loan Trust 2005-6CB, 5.500%, 4/25/2035	4,972,506
858,408		Downey Savings & Loan 2004-AR3 2A2A, 2.853%, 7/19/2044	741,901
2,382,132		GSR Mortgage Loan Trust 2004-7 2A1, 4.138%, 6/25/2034	2,344,316
5,115,868		J.P. Morgan Mortgage Trust 2005-A1 3A3, 4.900%, 2/25/2035	4,722,406
3,716,883		Master Mortgage 2005-1 9A1, 5.238%, 1/25/2035	2,836,093
1,935,357		Merrill Lynch 2005-A1 2A1, 4.521%, 12/25/2034	1,811,870
500,000		Residential Funding Mortgage 2004-S9, 5.500%, 12/25/2034	426,940
4,327,559		Structured Mortgage 2005-1 5A2, 5.168%, 2/25/2035	3,540,133
1,000,000		Structured Adjustable Rate Mortgage 2006-3 3A2, 5.750%, 4/25/2036	512,776

		Total	21,908,941

		Total Mortgage-Backed Securities (identified cost $33,095,761)	28,014,031

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount			Value
U.S. Treasury Obligations - 12.2%
		U.S. Treasury Notes - 12.2%
2,000,000	(1)	4.500%, 11/30/2011	2,111,718
2,000,000	(1)	4.500%, 3/31/2012	2,115,938
3,000,000	(1)	4.750%, 5/15/2014	3,254,064
3,000,000	(1)	4.125%, 5/15/2015	3,154,218
2,500,000	(1)	4.250%, 8/15/2015	2,640,430
2,000,000	(1)	4.500%, 2/15/2016	2,135,156
1,200,000	(1)	3.875%, 5/15/2018	1,207,031
1,200,000	(1)	4.375%, 2/15/2038	1,191,469

		Total U.S. Treasury Notes (identified cost $16,982,156)	17,810,024

Shares			Value
Short-Term Investments - 15.8%
20,213,389		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	20,213,389
1,417,425		Fidelity Institutional Money Market Fund	1,417,425
1,417,425		Lehman Brothers Prime Money Market Fund	1,417,425

		Total Short-Term Investments (identified cost $23,048,239)	23,048,239

		Total Investments - 113.5% (identified cost $174,738,133)	165,323,778

		Other Assets and Liabilities - net - (13.5)%	(19,639,616)

		Total Net Assets - 100.0%	$145,684,162

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker-dealers.
(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institution buyers. Pursuant to procedures adopted by the Board of Trustees, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.
(4)	Non-income producing security. In case of bonds, they missed their last coupon payment.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount			Value
Corporate Bonds - 9.6%
		Chemicals - 1.6%
100,000		E.I. Du Pont de Nemours & Co., 6.875% 10/15/2009	103,307
		Finance - 3.2%
100,000		Caterpillar Financial Services Corporation, 4.500% 6/15/2009	100,793
100,000		Marshall & Ilsley Corporation, 4.375% 8/1/2009	97,328

		Total	198,121

		Food & Beverage - 1.6%
100,000		Diageo Capital PLC, 4.375% 5/3/2010	100,616
		Retail - 1.6%
100,000		Home Depot Inc., 3.750% 9/15/09	99,713
		Telecommunications - 1.6%
100,000		AT&T Inc., 4.125% 9/15/2009	100,564

		Total Corporate Bonds (identified cost $601,760)	602,321

Government & Agency Securities - 10.6%
		Federal Home Loan Mortgage Corporation - 2.0% (2)
123,442		5.000%, 1/15/2016	123,700
		Federal National Mortgage Association - 8.6% (2)
550,000		2.500%, 4/9/2010	545,023

		Total Government & Agency Securities (identified cost $671,718)	668,723

Asset-Backed Securities - 0.1%
		Home Equity Loans - 0.1%
852,719	(3)	Soundview Home Equity Loan Trust 2005-B M9, 5/25/35	7,745

		Total Asset-Backed Securities (identified cost of $823,348)	7,745

Mortgage-Backed Securities - 19.4%
		Collateralized Mortgage Obligations - 19.4%
271,076		Downey Savings & Loan 2004-AR3 2A2A, 2.853% 7/19/44	234,285
714,640		GSR Mortgage Loan Trust 2004-7 2A1, 4.138% 6/25/34	703,295
431,971		Harborview Mortgage Loan Trust 2005-7 1A, 5.130% 6/19/45	278,548

		Total Mortgage-Backed Securities (identified cost $1,413,382)	1,216,128

U.S. Treasury Obligations - 40.7%
		U.S. Treasury Notes - 40.7%
500,000		4.750%, 2/28/2009	506,758
2,000,000	(1)	4.875%, 8/15/2009	2,050,156

		Total U. S. Treasury Obligations (identified cost $2,501,945)	2,556,914

Short-Term Investments - 19.4%
1,020,070		Bank of New York Institutional Cash Reserves Fund	1,020,070
99,229		Fidelity Institutional Money Market Fund	99,229
99,229		Lehman Brothers Prime Money Market Fund	99,229

		Total Short-Term Investments (identified cost $1,218,528)	1,218,528

		Total Investments - 99.8% (identified cost $7,230,681)	6,270,359

		Other Assets and Liabilities - Net - 0.2%	14,552

		Total Net Assets-100%	6,284,911

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker-dealers.
(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Non-income producing security. In case of bonds, they missed their last coupon payment.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds - 97.1%
	Alabama - 19.1%
$1,000,000	Alabama State Public School & College Authority Capital Improvement, Revenue Bonds, 5.000%, 12/1/2018	$1,087,850
500,000	Alabama Water Pollution Control Authority, Revenue Bonds, 4.750% (AMBAC INS), 8/15/2014	501,250
430,000	Athens, Alabama , GO UT Warrants, 4.650% (AMBAC INS), 8/1/2011	434,734
500,000	Huntsville, Alabama Health Care Authority, Revenue Bond, 4.700% (MBIA INS), 6/1/2012	527,675
500,000	Limestone County Alabama Water Authority, 4.700% (AMBAC INS), 12/1/2009	507,525
250,000	Mobile, Alabama, GO UT Warrants, 5.200% (AMBAC INS), 2/15/2010	261,755
500,000	Scottsboro, Alabama Waterworks Sewer & Gas Board, Revenue Bonds, 4.400% (MBIA INS), 8/1/2012	506,800
250,000	Shelby County Alabama Board of Education, GO LTD Warrants, 4.500% (AMBAC INS), 2/1/2009	252,523
500,000	Shelby County Alabama Board of Education, GO LTD, 4.750%, 2/1/2013	510,300
250,000	Southeast Alabama Gas District, Revenue Bonds (Series A), 5.250% (AMBAC INS), 6/1/2011	268,525
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, 5.375% (FGIC LOC), 10/1/2011	518,560
500,000	Tuscaloosa, Alabama, GO UT Warrants, 4.500%, 2/15/2013	524,885

	Total	5,902,382

	Arkansas - 2.5%
250,000	Arkansas State Development Finance Authority, Revenue Bonds, 4.000% (AMBAC INS), 12/1/2011	260,252
500,000	Little Rock, Arkansas, GO LTD, 4.000% (FSA LOC), 4/1/2014	523,130

	Total	783,382

	California - 3.8%
1,000,000	California State, GO UT, 6.000%, 2/1/2016	1,166,130

	Colorado - 3.4%
85,000	Lower Colorado River Authority, Prerefunded, Revenue Bonds, 5.250%, 5/15/2021	94,024
915,000	Lower Colorado River Authority, Unrefunded, Revenue Bonds, 5.250%, 5/15/2021	953,924

	Total	1,047,948

	Florida - 6.1%
750,000	Broward County Florida, GO UT (Series B), 5.000%, 1/1/2012	802,747
250,000	Florida State Department of Transportation, GO UT (Series A), 5.000%, 7/1/2016	269,543

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
500,000	JEA Florida Electric Systems, Revenue Bonds (Series D), 4.400%, 10/1/2018	500,005
300,000	Palm Beach County Florida Solid Waste Authority, Revenue Bonds (Series A), 6.000% (AMBAC INS), 10/1/2009	312,627

	Total	1,884,922

	Georgia - 5.2%
300,000	Atlanta and Fulton County Recreation Authority, Revenue Bonds, 4.750% (AMBAC INS), 12/1/2010	316,026
500,000	Augusta, Georgia Water & Sewer Authority, Revenue Bonds, 4.000% (FSA LOC), 10/1/2012	523,735
250,000	Fayette County Georgia School District, GO UT, 4.625%, 3/1/2010	257,732
500,000	Gwinnett County Georgia Water & Sewer Authority, Revenue Bonds, 4.000%, 8/1/2015	524,920

	Total	1,622,413

	Illinois - 1.8%
500,000	Illinois Health Facilities Authority, Revenue Bonds, 6.125%, 11/15/2022	542,075

	Indiana - 5.3%
1,000,000	Indiana State Office Building & Facility, Revenue Bonds, 5.250% (FGIC INS), 7/1/2015	1,087,650
500,000	Indianapolis, Indiana Public Improvement Board, Revenue Bonds, 6.000%, 1/10/2020	570,760

	Total	1,658,410

	Kansas - 1.0%
300,000	Kansas State Development Finance Authority, Revenue Bonds, 5.000% (MBIA INS), 6/1/2011	318,921

	Kentucky - 2.5%
500,000	Kentucky State Property & Building Commission, Revenue Bonds, 5.750%, 10/1/2012	537,600
250,000	Louisville, Kentucky Public Properties Corp. First Mortgage, Revenue Bonds, 4.550% (MBIA INS), 12/1/2008	251,342

	Total	788,942

	Maryland - 1.8%
500,000	Maryland State & Local Facilities, GO UT (Series II), 5.500%, 7/15/2013	560,730

	Missouri - 7.8%
1,000,000	Missouri State Environmental Energy Authority, Revenue Bonds (Series B), 5.125%, 1/1/2020	1,051,110
750,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.625%, 2/1/2018	808,995
500,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.250%, 2/1/2020	543,790

	Total	2,403,895

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	North Carolina - 8.5%
500,000	Greensboro, North Carolina, GO UT (Series A), 4.000%, 2/1/2013	525,560
500,000	Mecklenburg County North Carolina, GO UT (Series A), 4.000%, 2/1/2015	520,215
250,000	North Carolina Infrastructure Financial Corp., Revenue Bonds, 5.000%, 10/1/2011	267,770
500,000	Wake County North Carolina, GO UT Refunding Bonds, 4.000%, 3/1/2015	525,975
750,000	Wake County North Carolina, GO UT (Series A), 4.000%, 4/1/2013	790,035

	Total	2,629,555

	South Carolina - 9.2%
500,000	South Carolina State, GO UT, 4.000%, 1/1/2014	518,890
500,000	South Carolina State, GO UT (Series A), 4.600%, 5/1/2012	516,135
1,000,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.000% (AMBAC), 1/1/2018	1,061,270
750,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.000% (AMBAC), 1/1/2022	769,980

	Total	2,866,275

	Texas - 10.7%
500,000	Dallas, Texas Waterworks & Sewer System, Revenue Bonds, 4.125% (FSA LOC), 4/1/2013	524,960
500,000	Denton, Texas Utility, Prerefunded, Revenue Bonds, 5.125% (AMBAC INS), 12/1/2018	535,375
500,000	Fort Worth, Texas, GO LTD, 4.000%, 3/1/2013	522,575
500,000	San Antonio, Texas, GO LTD (Series A), 5.250%, 2/1/2010	522,230
275,000	Texas State Public Finance Authority, GO UT, 5.000%, 10/1/2017	289,677
500,000	Tomball, Texas, GO UT, 4.500% (MBIA INS), 2/15/2011	524,195
350,000	University of Texas, Revenue Bonds (Series B), 5.250%, 8/15/2013	387,646

	Total	3,306,658

	Virginia - 6.8%
500,000	Virginia Commonwealth Transportation Board Revenue, 5.000%, 5/15/2012	540,735
500,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 5.000%, 8/1/2015	530,930
1,000,000	Virginia State Resource Authority Infrastructure, Revenue Pooled Loan Bond (Series D), 5.000%, 5/1/2020	1,026,180

	Total	2,097,845

	Washington - 1.6%
500,000	Washington State, GO UT (Series B), 5.500%, 5/1/2009	512,640

27,455,000	Total Municipal Bonds (identified cost $29,548,430)	30,093,123

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
674,108	Federated Tax-Free Obligations Money Market Fund	674,108
	Total Short-Term Investments (identified cost $674,108)	674,108
28,129,108	Total Investments - 99.3% (identified cost $30,222,538)	30,767,231
	Other Assets and Liabilities - Net - 0.7%	215,565
	Total Net Assets - 100.0%	$30,982,796

At August 31,2008, the Fund held no securities that are subject to federal alternative minimum tax (AMT).

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation

FGIC -Financial Guaranty Insurance Company

FSA -Financial Security Assurance

GO -General Obligation

INS -Insured

LOC -Letter of Credit

LTD -Limited Tax

MBIA -Municipal Bond Investors Assurance Corporation

UT -Unlimited Tax

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Treasury Money Market Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount			Value
U.S. Treasury Obligations - 93.0%
		U.S. Treasury Bills - 63.9%
$40,000,000	(1)(2)	1.77%, 9/11/2008	$39,980,515
105,000,000	(1)	1.65% - 2.02%, 9/18/2008	104,910,189
60,000,000	(1)	1.73% - 1.90%, 9/15/2008	59,957,145
90,000,000	(1)	1.57% - 1.75%, 9/25/2008	89,902,278
25,000,000	(1)	1.83%, 10/2/2008	24,961,250
45,000,000	(1)(2)	1.70% - 2.00%, 11/6/2008	44,854,155
110,000,000	(1)	1.76% - 1.87%, 11/13/2008	109,600,213
30,000,000	(1)	2.14%, 11/20/2008	29,860,595
30,000,000	(1)	1.77%, 11/28/2008	29,872,372
40,000,000	(1)	1.85% - 1.86%, 12/18/2008	39,782,112

			573,680,824

		U.S. Treasury Notes - 29.1%
100,000,000	(1)	1.61% - 1.85%, 9/15/2008	100,055,485
60,000,000	(1)	1.43% - 2.11%, 9/30/2008	60,145,028
100,000,000	(1)(2)	1.66% - 2.08%, 10/31/2008	100,473,515

			260,674,028

		Total U. S. Treasury Obligations (amortized cost $834,354,852)	834,354,852

Shares			Value
Short-Term Investments - 6.8%
34,000,000		BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 1.65%	34,000,000
1,000,000		Federated U.S. Treasury Cash Reserve Fund, 1.55%	1,000,000
26,368,752		Goldman Sachs Financial Square Trust, 1.61%	26,368,752

		Total Short-Term Investments (amortized cost $61,368,752)	61,368,752

		Total Investments - 99.8% (amortized cost $895,723,604) (3)	895,723,604

		Other Assets and Liabilities - Net - 0.2%	2,933,963

		Total Net Assets - 100.0%	$898,657,567

(1)	Yield at date of purchase.
(2)	Certain principal amounts are temporarily on loan to unaffiliated broker-dealers.
(3)	Also represents cost for federal income tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount			Value
Commercial Paper - 40.3%
		Auto Manufacturers - 3.9%
4,500,000	(1)	Toyota Motor Corporation, 2.471%, 9/2/2008	4,499,694
		Banks - 6.9%
4,000,000	(1)	HSBC Finance Corp., 2.668%, 10/7/2008	3,989,400
4,000,000	(1)	Wells Fargo & Company, 2.384%, 9/12/2008	3,997,091

		Total Banks	7,986,491

		Diversified Financial Services - 17.3%
4,000,000	(1)	American Express Company, 2.541%, 9/3/2008	3,999,438
4,000,000	(1)	Citigroup Funding, 2.653%, 10/29/2008	3,982,987
4,500,000	(1)	JP Morgan Chase, 2.419%, 9/24/2008	4,493,100
4,500,000	(1)	Merrill Lynch & Co., 3.332%, 10/14/2008	4,482,370
3,000,000	(1)	UBS Finance, 2.637%, 9/10/2008	2,998,031

		Total Diversified Financial Services	19,955,926

		Insurance - 5.2%
3,000,000	(1)	American General Finance Corp., 2.891%, 10/9/2008	2,990,912
3,000,000	(1)	ING Funding, 2.455%, 9/8/2008	2,998,571

		Total Insurance	5,989,483

		Manufacturers - 3.5%
4,000,000	(1)	GE Capital Corporation, 2.419%, 9/26/2008	3,993,306
		Utilities - 3.5%
4,000,000	(1)	FL Power & Light, 2.309%, 9/4/2008	3,999,233

		Total Commercial Paper (amortized cost $46,424,133)	46,424,133

U.S. Government Agencies - 53.7%
		Federal National Mortgage Association - 18.1% (2)
1,713,000	(1)	2.208%, 10/15/2008	1,717,663
4,000,000	(1)	2.372%, 10/20/2008	3,987,040
4,000,000	(1)	2.390%, 10/1/2008	3,992,066
1,235,000	(1)	2.459%, 11/17/2008	1,238,581
3,500,000	(1)	2.534%, 11/3/2008	3,484,810
2,496,000	(1)	2.576% - 2.625%,1/15/2009	2,520,091
4,000,000	(1)	2.587%, 12/15/2008	4,008,878

			20,949,129

		Federal Home Loan Bank - 28.5%
3,835,000	(1)	2.197%, 10/10/2008	3,844,744
4,000,000	(1)	2.204%, 9/8/2008	3,998,183
4,000,000	(1)	2.219%, 9/12/2008	3,997,224
4,000,000	(1)	2.254%, 9/17/2008	3,995,951
3,000,000	(1)	2.455%, 10/24/2008	2,989,223
4,000,000	(1)	2.572%, 11/14/2008	4,013,477
5,000,000	(1)	2.635%, 3/5/2009	5,002,013

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

August 31, 2008 (Unaudited)

Principal Amount			Value
1,000,000	(1)	2.646%, 1/22/2009	1,001,834
4,000,000	(1)	2.733%, 1/14/2009	4,036,411

			32,879,060

		Federal Home Loan Mortgage Corporation - 7.1% (2)
4,000,000	(1)	2.127%, 10/15/2008	4,014,265
1,114,000	(1)	2.463%, 11/10/2008	1,116,921
3,000,000	(1)	2.658%, 1/16/2009	3,025,815

			8,157,001

		Total U.S. Government Agencies (amortized cost $61,985,190)	61,985,190

Shares			Value
Short-Term Investments -5.7%
4,917,706		Fidelity Institutional Money Market Fund	4,917,706
1,668,693		Lehman Brothers Prime Money Market Fund	1,668,693

		Total Short-Term Investments (amortized cost $6,586,399)	6,586,399

		Total Investments - 99.7% (amortized cost $114,995,722) (3)	114,995,722

		Other Assets and Liabilities - net - 0.3%	198,444

		Total Net Assets - 100.0%	$115,194,166

(1)	Yield at date of purchase.
(2)	The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Also represents cost for federal income tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

See Notes to the Schedules of Investments.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc. (the “Adviser”)’s Valuation Committee, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value (“NAV”) as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

In accordance with Rule 2a-7 of the 1940 Act, investments of the money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments for which market quotations are not readily available, or if available quotations are not believed to be reflective of market value, are valued at fair value as determined by the Adviser’s Valuation Committee using procedures established by and under the supervision of the Trust’s Board of Trustees. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that are considered by the Valuation Committee in determining the fair value of a security are: (1) type of security; (2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund’s holding; (5) for restricted securities, the discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies; (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The Funds’ fair value techniques take into consideration factors such as the rating history of each security, trading data, index data, coupon rates, cash flows, prepayment rates, delinquencies, cumulative and projected losses, market oriented yields, any new data on collateral, periodic price confirmation checks with broker-dealers, among other factors.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2008:

	Investments in Securities
Valuation Inputs	Mid Cap Growth Fund	Growth Fund	Core Equity Fund	Mid Cap Value Fund
Level 1 - Quoted Prices	$363,188,486	$364,407,625	$15,275,816	$49,733,625
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$363,188,486	$364,407,625	$15,275,816	$49,733,625

	Investments in Securities
Valuation Inputs	Value Fund	Balanced Fund	Fixed Income Fund	Limited Maturity Fixed Income Fund
Level 1 - Quoted Prices	$228,646,707	$110,116,129	$2,834,850	$198,458
Level 2 - Other Significant Observable Inputs	—	55,074,073	141,992,539	4,773,283
Level 3 - Significant Unobservable Inputs	—	—	283,000	278,548

Total	$228,646,707	$165,190,202	$145,110,389	$5,250,289

	Investments in Securities
Valuation Inputs	Intermediate Tax Exempt Bond Fund	Treasury Money Market Fund	Money Market Fund
Level 1 - Quoted Prices	$674,108	$61,368,752	$6,586,399
Level 2 - Other Significant Observable Inputs	30,093,123	834,354,852	108,409,323
Level 3 - Significant Unobservable Inputs	—

Total	$30,767,231	$895,723,604	$114,995,722

The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
	Fixed Income Fund	Limited Maturity Fixed Income Fund
Balance as of November 30, 2007	$1,851,290	$476,388
Net purchases/(sales) at cost	(770,000)	(77,535)
Realized gain/(loss)	(230,000)	—
Change in unrealized appreciation/(depreciation)	(568,290)	(120,305)
Accretion/(amortization)	—	—

Balance as of August 31, 2008	$283,000	$278,548

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Regions Morgan Keegan Select Funds

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	October 30, 2008

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	October 30, 2008